Convertible Notes Payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 7 – Convertible Notes Payable

On January 6, 2017, the Company entered into a letter agreement (the “CFI Letter Agreement”) with Chase Financing, Inc. (“CFI”), pursuant to which CFI agreed to provide up to $100,000 in capital to the Company through one or more loans with an aggregate principal amount of $113,888.

On January 6, 2017, the Company received $50,000 from CFI and issued its 10% original issue discount senior secured convertible note in the principal amount of $ 55,555, with a maturity date of April 6, 2017 (the “First CFI Note”). Subsequent to the First CFI Note, on January 23, 2017 the Company received an additional $25,000 from CFI, and issued a second 10% original issue discount senior secured convertible note in the principal amount of $30,555, with a maturity date of April 6, 2017 (the “Second CFI Note “). Subsequent to the Second CFI Note, the Company received an additional $25,000 from CFI, and issued a third 10% original issue discount senior secured convertible note in the amount of $27,778 (the “Third CFI Note” and together with the First CFI Note and the Second CFI Note, collectively, the “CFI Notes”). As a result, the Company is obligated to repay CFI a total of $113,888 in principal plus all accrued interest thereon to CFI under the CFI Notes on or before the stated maturity dates, subject to extension per the terms of the CFI Notes.

Pursuant to the terms, the CFI Notes are secured by a first priority lien and security interest on all of the assets of the Company, now owned or hereafter acquired, and are convertible at the option of the holder into shares of our Common Stock at a conversion price equal to the lower of $7.00 per share or the average of the five lowest volume weighted average trading prices (“VWAP”) of our Common Stock during the twenty (20) trading days immediately prior to the date of conversion. If an event of default occurs under the terms of the CFI Notes, the conversion price will be reduced to $1.00 per share.

Concurrently with the execution of the CFI Letter Agreement and the First CFI Note, as additional collateral to secure the repayment of the CFI Notes by the Company, Ramy El-Batrawi, our founder, former Chief Executive Officer and former Director, entered into a Limited Recourse Guaranty and Pledge agreement with CFI (the “Guaranty & Pledge”), pursuant to which X, LLC agreed to unconditionally and irrevocably guarantee the Company’s repayment of the CFI Notes, and pursuant to which X, LLC pledged up to 300,000 shares of our Common Stock held of record and beneficially owned by X, LLC.

In addition to the Guaranty & Pledge, on January 6, 2017, X, LLC (an entity wholly owned by Mr. El-Batrawi) entered into a Common Stock Purchase Agreement (“Stock Purchase Agreement”), pursuant to which X, LLC agreed to sell and transfer to CFI 200,000 shares of our Common Stock, held of record and beneficially owned by X, LLC, in exchange for the aggregate nominal consideration of one dollar ($1.00). Under the Stock Purchase Agreement, and in addition to the 200,000 shares of Common Stock to be issued upon the effective date of the Stock Purchase Agreement, X, LLC has agreed to provide CFI with certain anti-dilution protection provisions, whereby X, LLC will issue a number of shares of our Common Stock, held as of record and beneficially by X, LLC, equal to two percent (2%) of the number of shares of Common Stock issued or underlying Common Stock Equivalents (as defined under the Stock Purchase Agreement) issued, as the case may be, in the event of a Dilutive Share Issuance (as defined under the Stock Purchase Agreement). X, LLC has the right to repurchase 100,000 of such shares at an aggregate purchase price of $208,500 if exercises within the initial three (3) months after the date of the Stock Purchase Agreement, or $258,500 if exercised within the second three (3) months.

The CFI Notes have been repaid by the Company.

A rollforward of the convertible note payable from December 31, 2016 to December 31, 2017 is below:

Convertible notes, December 31, 2016	$-
Issued for cash	100,000
Issued for original issue discount	13,888
Debt discount related to new convertible notes	(113,888)
Amortization of debt discounts	113,888
Repayment in cash	(113,888)
Convertible notes, December 31, 2017	$-